Note 19 - Trade and Other Receivables	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
19.	Trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Current receivables
Trade receivables	3,866	4,959	3,112
Contract assets	694	2,723	3,382
Prepayments	787	2,837	432
Other receivables	3,507	2,011	5,475
Current tax receivable	182	182	155
Total	9,036	12,712	12,556

In accordance with IFRS 15, contract assets are presented as a separate line item. The Company has not recognized any loss allowance for contract assets.

Analysis of trade receivables:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Trade and other receivables	3,866	4,959	3,119
Less: credit note provision	-	-	(7)
Total	3,866	4,959	3,112

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
USA	-	-	-
United Kingdom	-	-	-
Australia	2,684	4,349	3,112
Netherlands	1,181	610	-
Total	3,866	4,959	3,112

The aging of the trade receivables, net of provisions is:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
0-90 days	3,306	4,918	3,055
Greater than 90 days	560	41	57
Total	3,866	4,959	3,112